Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Advances on new building contracts	$ 114,087	$ 29,812
Reclassification from vessels and equipment at cost, less accumulated depreciation [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Advances on new building contracts		$ 29,812